Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 12 – ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2024 and 2023, accrued liabilities and other payables consisted of the following:

	December 31,	December 31,
	2024	2023
Accrued professional service fees	$-	$97,412
Accrued FINRA fine(1)	83,700	125,550
Accrued interest(2)	6,472,292	4,202,811
Accrued taxes	24,525	-
Others	21,425	100,897
	$6,601,942	$4,526,670

Notes:

(1)	See Note 18.

(2)	Accrued interest payable was primarily attributable to convertible promissory notes, amounted to $6,472,292 and $4,200,000 as of December 31, 2024 and 2023, respectively. See Note 14.